Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Cash flows from operating activities:
Net loss	$ (23,504,077)	$ (2,997,969)	$ (26,836,426)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	174,966	22,317	75,851
Gain on disposal of property and equipment	(32,496)	(4,145)	0
Deferred income tax	(9,144)	(1,166)	(9,078)
Bad debt expenses	128,675	16,413	449,763
Provision for (reversal of) impairment loss on trade receivables	(258,924)	(33,026)	178,751
Impairment loss on prepayment	0	0	10,593,902
Impairment loss on games development costs	4,312,000	550,000	0
Reversal of impairment loss on prepayment	(3,083,924)	(393,358)	0
Operating cash flows before movements in working capital	(22,272,924)	(2,840,934)	(15,547,237)
Accounts receivable	(1,522,613)	(194,211)	2,695,930
Deposits, prepayments and other receivables	(7,178,467)	(915,620)	(11,686,246)
Amounts due from (to) related parties	(163,078)	(20,801)	(1,773,702)
Amounts due to directors	525,280	67,000	0
Amounts due to shareholders	1,724,800	220,000	0
Accounts payable	386,549	49,305	(492,186)
Accruals and other payables	(255,866)	(32,636)	563,472
Contract liabilities	29,125	3,715	0
Income tax payable	(352,378)	(44,947)	(397,816)
Net cash used in operating activities	(29,079,572)	(3,709,129)	(26,637,785)
Cash flows from investing activities:
Payment for capitalized games development costs	(1,568,000)	(200,000)	(8,190,000)
Acquisition of property and equipment	(572,454)	(73,017)	0
Proceeds from disposal of property and equipment	500,000	63,776	0
Net cash used in investing activities	(1,640,454)	(209,241)	(8,190,000)
Cash flows from financing activities:
Advance from a shareholder of the Company	1,961,800	250,230	1,409,400
Deferred IPO costs	0	0	(17,649,069)
Proceeds from initial public offering	0	0	71,462,841
Repayment of bank and other borrowings	(916,164)	(116,858)	(869,127)
New bank and other borrowings raised	8,380,000	1,068,877
Net cash provided by financing activities	9,425,636	1,202,249	54,354,045
Translation difference	10,108	1,289	(16,276)
Net increase (decrease) in cash	(21,294,390)	(2,716,121)	19,526,260
Cash, beginning of year	23,878,899	3,045,778	4,368,915
Cash, end of year	2,594,617	330,946	23,878,899
Supplemental information
Cash paid for interest, net	197,707	25,218	276,675
Cash paid for income tax	$ 616,942	$ 78,692	$ 660,628